Other Payables and Accruals	12 Months Ended
Dec. 31, 2017
Other Payables and Accruals
Other Payables and Accruals

14. Other Payables and Accruals

        An analysis of other payables and accruals is as follows:

	As of December 31,
	2016	2017
Social contributions	1,057	1,244
Unearned revenue	37,522	34,926
Accrued legal and professional fees	1,480	1,567
Accrued board of directors' fees	561	577
Accrued employee costs	5,800	5,494
Accrued off-hire	3,765	5,456
Accrued crew costs	6,132	4,027
Accrued purchases	3,553	4,227
Accrued financing cost	—	1,984
Accrued interest	27,165	27,851
Accrued payable to charterers	5,425	4,007
Other accruals	926	2,058

Total	93,386	93,418

        The unearned revenue represents charter hires received in advance in December 2017 relating to the hire period of January 2018, for 15 vessels (December 2016: 16 vessels).